LOANS RECEIVABLE - Summary of classes of loan portfolio in which formal risk weighting system is used (Details 4) (Loans Receivable, USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 281,132	$ 263,205	$ 247,084
Residential Portfolio Segment | Multi-family residential
Financing Receivable, Recorded Investment [Line Items]
Total loans	4,751	5,051	5,723
Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total loans	18,599	19,333	21,175
Construction and land development
Financing Receivable, Recorded Investment [Line Items]
Total loans	14,800	14,873	22,226
Commercial business
Financing Receivable, Recorded Investment [Line Items]
Total loans	593	632	814
Risk Rating System
Financing Receivable, Recorded Investment [Line Items]
Total loans	38,743	39,889	49,938
Risk Rating System | Residential Portfolio Segment | Multi-family residential
Financing Receivable, Recorded Investment [Line Items]
Total loans	4,751	5,051	5,723
Risk Rating System | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total loans	18,599	19,333	21,175
Risk Rating System | Construction and land development
Financing Receivable, Recorded Investment [Line Items]
Total loans	14,800	14,873	22,226
Risk Rating System | Commercial business
Financing Receivable, Recorded Investment [Line Items]
Total loans	593	632	814
Risk Rating System | Pass
Financing Receivable, Recorded Investment [Line Items]
Total loans	33,696	34,721	39,084
Risk Rating System | Pass | Residential Portfolio Segment | Multi-family residential
Financing Receivable, Recorded Investment [Line Items]
Total loans	3,845	4,135	5,723
Risk Rating System | Pass | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total loans	15,976	17,654	20,630
Risk Rating System | Pass | Construction and land development
Financing Receivable, Recorded Investment [Line Items]
Total loans	13,282	12,300	11,917
Risk Rating System | Pass | Commercial business
Financing Receivable, Recorded Investment [Line Items]
Total loans	593	632	814
Risk Rating System | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total loans			3,901
Risk Rating System | Special Mention | Residential Portfolio Segment | Multi-family residential
Financing Receivable, Recorded Investment [Line Items]
Total loans
Risk Rating System | Special Mention | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total loans
Risk Rating System | Special Mention | Construction and land development
Financing Receivable, Recorded Investment [Line Items]
Total loans			3,901
Risk Rating System | Special Mention | Commercial business
Financing Receivable, Recorded Investment [Line Items]
Total loans
Risk Rating System | Substandard
Financing Receivable, Recorded Investment [Line Items]
Total loans	5,047	5,168	6,953
Risk Rating System | Substandard | Residential Portfolio Segment | Multi-family residential
Financing Receivable, Recorded Investment [Line Items]
Total loans	906	916
Risk Rating System | Substandard | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total loans	2,623	1,679	545
Risk Rating System | Substandard | Construction and land development
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,518	2,573	6,408
Risk Rating System | Substandard | Commercial business
Financing Receivable, Recorded Investment [Line Items]
Total loans
Risk Rating System | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total loans
Risk Rating System | Doubtful | Residential Portfolio Segment | Multi-family residential
Financing Receivable, Recorded Investment [Line Items]
Total loans
Risk Rating System | Doubtful | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total loans
Risk Rating System | Doubtful | Construction and land development
Financing Receivable, Recorded Investment [Line Items]
Total loans
Risk Rating System | Doubtful | Commercial business
Financing Receivable, Recorded Investment [Line Items]
Total loans